Loans (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Loans

Loans consisted of the following at December 31:

(Dollars in thousands)	2019	2018
Commercial	$137,114	$146,875
Commercial real estate	196,748	183,605
Residential real estate	174,259	167,296
Construction & land development	23,960	31,227
Consumer	19,052	19,402
Total loans before deferred costs	551,133	548,405
Deferred loan costs	500	569
Total loans	$551,633	$548,974

Summary of Allowance for Loan Losses

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2019
Beginning balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907
Provision for loan losses	102	361	(100)	(55)	341	491	1,140
Charge-offs	(47)	—	—	—	(211)		(258)
Recoveries	175	1	7	—	45		228
Net (charge-offs) recoveries	128	1	7	—	(166)	—	(30)
Ending balance	$2,408	$2,153	$1,152	$203	$481	$620	$7,017

December 31, 2018
Beginning balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604
Provision for loan losses	1,127	158	6	21	246	(242)	1,316
Charge-offs	(823)	(103)	(37)	—	(119)		(1,082)
Recoveries	61	1	3	—	4		69
Net (charge-offs) recoveries	(762)	(102)	(34)	—	(115)	—	(1,013)
Ending balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

December 31, 2017
Beginning balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291
Provision for loan losses	429	471	76	59	51	59	1,145
Charge-offs	(1,184)	—	—	—	(20)		(1,204)
Recoveries	361	—	8	—	3		372
Net (charge-offs) recoveries	(823)	—	8	—	(17)	—	(832)
Ending balance	$1,813	$1,735	$1,273	$237	$175	$371	$5,604

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2019
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$16	$17	$1	$—	$—	$—	$34
Collectively evaluated for impairment	2,392	2,136	1,151	203	481	620	6,983
Total ending allowance balance	$2,408	$2,153	$1,152	$203	$481	$620	$7,017

Loans:
Loans individually evaluated for impairment	$2,555	$2,637	$853	$—	$14		$6,059
Loans collectively evaluated for impairment	134,559	194,111	173,406	23,960	19,038		545,074
Total ending loans balance	$137,114	$196,748	$174,259	$23,960	$19,052		$551,133

2018
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$36	$64	$1	$—	$—	$—	$101
Collectively evaluated for impairment	2,142	1,727	1,244	258	306	129	5,806
Total ending allowance balance	$2,178	$1,791	$1,245	$258	$306	$129	$5,907

Loans:
Loans individually evaluated for impairment	$419	$2,403	$1,030	$—	$—		$3,852
Loans collectively evaluated for impairment	146,456	181,202	166,266	31,227	19,402		544,553
Total ending loans balance	$146,875	$183,605	$167,296	$31,227	$19,402		$548,405

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment [1]	Related Allowance	Average Recorded Investment	Interest Income Recognized
2019
Commercial	$2,982	$2,541	$16	$2,557	$16	$2,054	$68
Commercial real estate	2,952	2,471	176	2,647	17	2,517	11
Residential real estate	1,024	457	396	853	1	1,093	54
Consumer	14	14	—	14	—	12	1
Total impaired loans	$6,972	$5,483	$588	$6,071	$34	$5,676	$134

2018
Commercial	$815	$383	$36	$419	$36	$1,511	$37
Commercial real estate	2,616	1,976	433	2,409	64	3,531	19
Residential real estate	1,190	763	269	1,032	1	1,327	57
Total impaired loans	$4,621	$3,122	$738	$3,860	$101	$6,369	$113

2017
Commercial	$3,352	$1,329	$399	$1,728	$74	$2,884	$52
Commercial real estate	4,826	3,117	1,566	4,683	151	3,213	14
Residential real estate	1,654	1,119	352	1,471	19	1,476	57
Total impaired loans	$9,832	$5,565	$2,317	$7,882	$244	$7,573	$123

[1] Includes principal, accrued interest, unearned fees, and origination costs.

Schedule of Aging of Accruing Past Due and Nonaccrual Loans

The following table presents the aging of accruing past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans
2019
Commercial	$135,707	$15	$—	$67	$1,325	$1,407	$137,114
Commercial real estate	194,157	186	—	—	2,405	2,591	196,748
Residential real estate	173,023	264	277	174	521	1,236	174,259
Construction & land development	23,960	—	—	—	—	—	23,960
Consumer	18,640	365	—	—	47	412	19,052
Total loans	$545,487	$830	$277	$241	$4,298	$5,646	$551,133

2018
Commercial	$146,431	$253	$34	$—	$157	$444	$146,875
Commercial real estate	181,388	86	—	—	2,131	2,217	183,605
Residential real estate	165,837	265	213	174	807	1,459	167,296
Construction & land development	31,169	58	—	—	—	58	31,227
Consumer	18,965	291	86	—	60	437	19,402
Total loans	$543,790	$953	$333	$174	$3,155	$4,615	$548,405

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2019
Consumer	1	$17	$17
Total restructured loans	1	$17	$17

2018
Commercial	1	$200	$200
Residential real estate	2	27	27
Total restructured loans	3	$227	$227

2017
Commercial	2	$150	$150
Commercial real estate	4	288	288
Residential real estate	2	52	52
Total restructured loans	8	$490	$490

Summary of Loans by Credit Quality Indicator	Based on the most recent analysis performed, the risk category of loans by class was as follows at December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
2019
Commercial	$110,731	$15,040	$10,295	$—	$1,048	$137,114
Commercial real estate	174,045	11,546	9,994	—	1,163	196,748
Residential real estate	183	—	237	—	173,839	174,259
Construction & land development	19,423	104	—	—	4,433	23,960
Consumer	—	—	73	—	18,979	19,052
Total	$304,382	$26,690	$20,599	$—	$199,462	$551,133

2018
Commercial	$125,840	$5,383	$14,775	$—	$877	$146,875
Commercial real estate	163,261	5,582	13,578	—	1,184	183,605
Residential real estate	194	—	637	—	166,465	167,296
Construction & land development	27,540	—	—	—	3,687	31,227
Consumer	—	—	60	—	19,342	19,402
Total	$316,835	$10,965	$29,050	$—	$191,555	$548,405

Schedule of Loans Not Rated by Class of Loans

Nonperforming loans include loans past due 90 days and greater and loans on nonaccrual of interest status that have not been risk rated. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total
2019
Commercial	$1,048	$—	$1,048
Commercial real estate	1,163	—	1,163
Residential real estate	173,407	432	173,839
Construction & land development	4,433	—	4,433
Consumer	18,979	—	18,979
Total	$199,030	$432	$199,462

2018
Commercial	$877	$—	$877
Commercial real estate	1,184	—	1,184
Residential real estate	166,122	343	166,465
Construction & land development	3,687	—	3,687
Consumer	19,342	—	19,342
Total	$191,212	$343	$191,555